Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Awards
Sensient provides equity incentive compensation to its executive officers through the Company’s 2017 Stock Plan. We believe that including a significant level of equity-based awards aligns the financial interests of our management with those of both our shareholders and the long-term strategic objectives of the Company. The ultimate value of these equity-based awards is tied to the value of Sensient’s stock over the long term, and these awards provide executives with a further equity stake in the Company. This is especially true in light of the Company’s stock ownership requirements, as discussed below.
Sensient’s long-term equity incentive compensation for its named executive officers is composed of 60% performance stock units and 40% restricted stock awards. The Company does not grant new awards of stock options, stock appreciation rights, or similar option-like instruments. Accordingly, the Company has no specific policy or practice on the timing of awards of such equity instruments in relation to the disclosure of material nonpublic information by the Company.